SEGMENTS REPORTING	12 Months Ended
Dec. 31, 2010
SEGMENTS REPORTING [Text Block]
16.	SEGMENTS REPORTING

The Company provides three categories of cosmetic services and sells cosmetic products to their clients. The Company operates in one operating segment – professional medical beauty and cosmetic services. The Company’s service revenue includes cosmetic surgery services, professional medical beauty services and cosmetic dentistry services.

The products and services of the Company consist of the following:

For the year ended December 31, 2010 (Consolidated) (Restated)

	Cosmetic surgery services	Professional medical beauty services	Cosmetic dentistry services	Sales of goods	Total
Reportable
segment revenue	$6,195,516	$4,940,433	$427,427	$609,855	$12,173,231
Revenue from
external customers	6,195,516	4,940,433	427,427	609,855	12,173,231
Segment profit	$4,432,783	$4,092,606	$262,499	$381,777	$9,169,665

For the year ended December 31, 2009 (Combined)

	Cosmetic surgery services	Professional medical beauty services	Cosmetic dentistry services	Sales of goods	Total
Reportable segment revenue	$4,835,389	$2,998,806	$579,822	$420,656	$8,834,673
Revenue from external customers	4,835,389	2,998,806	579,822	420,656	8,834,673
Segment profit	$3,298,610	$2,481,378	$411,275	$257,951	$6,449,214

The following table reconciles reportable segment profit to the Company’s consolidated income before taxes for the years ended December 31, 2010 and 2009:

	2010	2009
	(Restated)
	Consolidated	Combined
Segment profit	$9,169,665	$6,449,214
Unallocated amounts:
Cost of goods sold – depreciation	(349,328)	(206,831)
Operating expenses	(7,789,710)	(4,235,182)
Other expenses	(80,930)	(14,643)
Income before taxes	$949,697	$1,992,558